5. LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7), as a 20% equity investment. The Company’s share of the loss of the joint venture is $52,970 for the six months ended June 30, 2015 (June 30, 2014 - $49,564) plus accrued interest expense of $129,295 for the six months ended June 30, 2015 (June 30, 2014 - $130,385).